Note 15 - Income Taxes (Details 2) - Canada	Nov. 30, 2019 USD ($)
Income tax losses expiring in the year	$ 49,173,825
Tax Loss Expiration 2028
Income tax losses expiring in the year	182,222
Tax Loss Expiration 2029
Income tax losses expiring in the year	555,539
Tax Loss Expiration 2030
Income tax losses expiring in the year	3,373,079
Tax Loss Expiration 2031
Income tax losses expiring in the year	5,532,739
Tax Loss Expiration 2032
Income tax losses expiring in the year	5,750,053
Tax Loss Expiration 2033
Income tax losses expiring in the year	4,562,538
Tax Loss Expiration 2034
Income tax losses expiring in the year	149,927
Tax Loss Expiration 2035
Income tax losses expiring in the year	2,634,823
Tax Loss Expiration 2036
Income tax losses expiring in the year	3,404,504
Tax Loss Expiration 2037
Income tax losses expiring in the year	4,328,444
Tax Loss Expiration 2038
Income tax losses expiring in the year	10,931,052
Tax Loss Expiration 2039
Income tax losses expiring in the year	$ 7,768,905